Income Taxes (Details) - Schedule of statutory income tax rates - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Statutory Income Tax Rates Abstract
Income tax expense at applicable statutory rate		$ 565,828	$ 590,692	$ 844,047
Nondeductible expenses			181,910	12,238
Income not subject to tax	[1]	(421,297)	(539,572)	(98,326)
Income tax of other jurisdictions	[2]	(30)
Nontaxable offshore profit		(113,777)	(143,098)	(664,621)
Benefit on tax concession (note (1))	[3]	(765)	(1,285)	(22,573)
Changes in valuation allowance		1,561
Total		$ 31,520	$ 88,647	$ 70,765

[1]	The Company also has entities domiciled in the British Virgin Islands, but such entities are not subject to income or capital gains taxes.
[2]	Top Fin and Top AM were established in Singapore, which are subject to income tax rate of 17%.
[3]	The provision for Hong Kong Profits Tax for 2023 is calculated at 16.5% (2022 and 2021: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2022-23 subject to a maximum reduction of HK$6,000 for each business (2022: a maximum reduction of HK$10,000 was granted for the year of assessment 2021-22 and was taken into account in calculating the provision for 2022, 2021: a maximum reduction of HK$10,000 was granted for the year of assessment 2020-21 and was taken into account in calculating the provision for 2021).